Finance income and finance expenses	12 Months Ended
Dec. 31, 2024
Finance income and finance expenses
Finance income and finance expenses

11.  Finance income and finance expenses

The following table summarizes financial income and expenses for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Interest income under the effective interest method on:
-Debt securities - at amortized cost	1,976	2,536	222
- Debt securities - at FVOCI	69	68	13
- Loans receivable	70	1,403	1,404
- Tax refund	48	—	—
- Bank deposits	181	10	—
Total interest income arising from financial assets	2,344	4,017	1,639
Dividend income:
- Equity securities at FVTPL	1,371	1,231	229
Finance income - other	1,371	1,231	229
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	(1,698)	(115)	—
Interest expense	(76)	(61)	(116)
Bank charges	(353)	(347)	(585)
Transaction cost	(116)	—	(104)
Unwinding of discount on the put option liability	(129)	(129)	(366)
Net foreign exchange loss	(5,186)	(3,395)	(1,020)
Finance expenses	(7,558)	(4,047)	(2,191)